Contract Assets, Current and Non-Current, Net/(Liabilities) (Tables)	12 Months Ended
Dec. 31, 2024
Contract Assets, Current and Non-Current, Net/(Liabilities) [Abstract]
Schedule of Contract Assets and Liabilities
	As of December 31,
	2024	2023
Contract assets, current, net:
Retainage included in contract assets due to being conditional on something other than solely passage of time	1,680,374	3,909,093
Less: allowance for expected credit loss	(89,186)	(175,798)
Contract assets, current, net	1,591,188	3,733,295

Contract assets, non-current, net:
Retainage included in contract assets due to being conditional on something other than solely passage of time	686,934	976,709
Less: allowance for expected credit loss	(19,478)	(43,926)
Contract assets, non-current, net	667,456	932,783
Contract liabilities:
Payments received or receivable (contracts receivable) in excess of revenue recognized on uncompleted contracts (contract liability), excluding retainage	$(221,770)	$(225,526)

Schedule of Contract Liabilities
	For the years ended December 31,
	2024	2023
Information about contract liabilities:
Revenue recognized that was included in the beginning balance of the contract liability as of January 1, 2024 and 2023	(203,507)	(214,626)